Paragon Agreement (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 22, 2023	May 31, 2023	Dec. 31, 2023
Paragon Therapeutics Inc
Related Party Transaction [Line Items]
Milestone payments			$ 39.5
Parapyre Option Obligation
Related Party Transaction [Line Items]
Percentage of annual equity grant of options	1.00%	1.00%
Paragon Agreement
Related Party Transaction [Line Items]
Related party expenses incurred prior to asset acquisition	$ 19.0
Related party expenses unpaid prior to asset acquisition	19.0
Stock Compensation And Research And Development Expense
Related Party Transaction [Line Items]
Related party transaction amount			$ 48.5
Related Party | Paragon Agreement
Related Party Transaction [Line Items]
Research initiation fees	3.0	$ 3.0
Related party expenses incurred prior to asset acquisition	19.0
Reimbursable research costs	16.0
Related party expenses unpaid prior to asset acquisition	19.0
Nonrefundable research initiation fee for one program paid in cash	$ 0.8